14. ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS) (OCI(L))	6 Months Ended
Jun. 30, 2015
Notes to Financial Statements
Note 14. ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS) (OCI(L))
	Three Months Ended June 30, 2015	Three Months Ended June 30, 2014	Six Months Ended June 30, 2015	Six Months Ended June 30, 2014

Accumulated OCI(L), beginning of period:
Currency translation adjustment	$(5,685,464)	$(1,230,673)	$(2,850,122)	$465,615

OCI(L) for the period:
Currency translation adjustments	$552,868	$1,439,608	$(2,282,474)	$(256,680)

Accumulated OCI(L), end of period:
Currency translation adjustment	$(5,132,596)	$208,935	$(5,132,596)	$208,935